UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue

Guilderland, New York 12084

(Address of principal executive offices)

 (Zip code)

Gregory A. Roeder

Adirondack Research and Management, Inc.

2390 Western Avenue

Guilderland, New York 12084

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 518-690-0470

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Adirondack Small Cap Fund

A10 NETWORKS, INC.

Ticker Symbol:ATEN	Cusip Number:002121101
Record Date: 3/1/2023	Meeting Date: 4/26/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect five directors.	For	Issuer	For	With
2.	Approve named officer compensation on an advisory basis.	For	Issuer	For	With
3.	Ratify the appointment of Armanino LLP as auditor.	For	Issuer	For	With
4.	Approve 2023 Stock incentive plan.	For	Issuer	For	With

ACCURAY INCORPORATED

Ticker Symbol:ARAY	Cusip Number:004397105
Record Date: 9/30/2022	Meeting Date: 11/10/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect two directors.	For	Issuer	For	With
2.	Approve amended 2016 equity incentive plan.	For	Issuer	For	With
3.	Approve amended 2007 employee stock plan.	For	Issuer	For	With
4.	Advisory vote on executive compensation.	For	Issuer	For	With
5.	Ratify the appointment of Grant Thornton LLP as auditor.	For	Issuer	For	With

ADTRAN INC.

Ticker Symbol:ADTN	Cusip Number:00738A106
Record Date: 3/13/2023	Meeting Date: 5/10/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect eight directors.	For	Issuer	For	With
2.	Non-binding approval of the executive compensation.	For	Issuer	For	With
3.	1 year frequency of shareholder vote on executive compensation.	For	Issuer	For	With
4.	Ratify the appointment of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With

ALLETE, INC

Ticker Symbol:ALE	Cusip Number:018522300
Record Date: 3/10/2023	Meeting Date: 5/9/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect ten Directors.	For	Issuer	For	With
2.	Advisory vote to approve executive compensation.	Against	Issuer	For	Against
3.	Approve frequency of executive compensation vote.	For	Issuer	For	With
4.	Ratify the selection of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With

ANTERO RESOURCES CORPORATION

Ticker Symbol:AR	Cusip Number:03674X106
Record Date: 4/17/2023	Meeting Date: 6/6/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect three directors (Class III).	For	Issuer	For	With
2.	Ratify the appointment of KPMG LLP as auditor.	For	Issuer	For	With
3.	Approve on an advisory basis, the compensation of named executive officers.	Against	Issuer	For	Against
4.	Approve amendment to certificate of incorporation to reflect Delaware law provisions.	For	Issuer	For	With

ARDMORE SHIPPING CORPORATION

Ticker Symbol:ASC	Cusip Number:Y0207T100
Record Date: 4/20/2023	Meeting Date: 6/14/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect two directors.	For	Issuer	For	With

BRIXMOR PROPERTY GROUP INC.

Ticker Symbol:BRX	Cusip Number:11120U105
Record Date: 2/9/2023	Meeting Date: 4/26/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect eight directors.	For	Issuer	For	With
2.	Ratify the selection of Deloitte & Touche LLP as auditor.	For	Issuer	For	With
3.	Approve executive compensation (non-binding).	Against	Issuer	For	Against

CAL-MAINE FOODS

Ticker Symbol:CALM	Cusip Number:128030202
Record Date: 8/5/2022	Meeting Date: 9/30/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect seven directors.	For	Issuer	For	With
2.	Ratify the selection of Frost PLLC as auditor.	For	Issuer	For	With

CELESTICA INC.

Ticker Symbol:CLS	Cusip Number:15101Q108
Record Date: 3/10/2023	Meeting Date: 4/25/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect ten directors.	For	Issuer	For	With
2.	Approve KPMG as Auditor.	For	Issuer	For	With
3.	Authorization to fix remuneration of the auditor.	For	Issuer	For	With
4.	Advisory resolution on executive compensation.	Against	Issuer	For	Against

CHICO'S FAS INC.

Ticker Symbol:CHS	Cusip Number:168615102
Record Date: 4/23/2023	Meeting Date: 6/21/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect nine directors.	For	Issuer	For	With
2.	Approve by advisory vote, executive officer compensation.	Against	Issuer	For	Against
3.	Approve frequency of advisory vote on executive compensation.	For	Issuer	For	With
4.	Approve amended restated 2020 Omnibus Stock and incentive plan.	For	Issuer	For	With
5.	Approve the appointment of Ernst & Young LLP as auditor.	For	Issuer	For	With

CLEVELAND-CLIFFS INC.

Ticker Symbol:CLF	Cusip Number:185899101
Record Date: 3/10/2023	Meeting Date: 5/17/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect ten directors.	For	Issuer	For	With
2.	Approve on an advisory basis, executive compensation.	Against	Issuer	For	Against
3.	Approve frequency of non-binding shareholder vote on executive compensation.	For	Issuer	For	With
4.	Ratify the selection of Deloitte & Touche LLP as auditor for 2019.	For	Issuer	For	With

CNO FINANCIAL GROUP, INC.

Ticker Symbol:CNO	Cusip Number:12621E103
Record Date: 3/12/2023	Meeting Date: 5/10/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect nine directors.	For	Issuer	For	With
2.	Approve by a non-binding advisory vote, the compensation of the companies named executive officers.	Against	Issuer	For	Against
3.	Approve frequency of shareholder vote on executive compensation.	For	Issuer	For	With
4.	Ratify the appointment of PricewaterhouseCoopers LLP as Auditor.	For	Issuer	For	With
5.	Shareholder proposal reducing the ownership threshold for calling a specil meeting.	For	Issuer	For	With

CNX RESOURCES CORP.

Ticker Symbol:CNX	Cusip Number:12653C108
Record Date: 3/7/2023	Meeting Date: 5/4/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect seven directors.	For	Issuer	For	With
2.	Approve Ernst & Young LLP as auditor.	For	Issuer	For	With
3.	Advisory approval of named executive officer compensation.	Against	Issuer	For	Against
4.	1 year frequency of future advisory votes.	For	Issuer	For	With
5.	Shareholder proposal regarding lobbying.	Against	Issuer	Against	With

CONDUENT INCORPORATED

Ticker Symbol:CNDT	Cusip Number:206787103
Record Date: 3/28/2023	Meeting Date: 5/24/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect eight directors.	For	Issuer	For	With
2.	Ratify the appointment of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With
3.	Approve on an advisory basis, the compensation of named executive officers.	Against	Issuer	For	Against
4.	Approve frequency of vote on executive compensation.	For	Issuer	For	With

DOLE PLC

Ticker Symbol:DOLE	Cusip Number:256603101
Record Date: 3/27/2023	Meeting Date: 6/26/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect 4 directors	For	Issuer	For	With
2.	Approve KPMG LLP as auditor.	For	Issuer	For	With

FRONTIER GROUP HOLDINGS, INC.

Ticker Symbol:ULCC	Cusip Number:35909R108
Record Date: 4/1/2023	Meeting Date: 5/25/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect four class II directors.	For	Issuer	For	With
2.	Ratify the selection of Ernst & Young LLP as auditor.	For	Issuer	For	With
3.	Approve non-binding advisory vote on compensation for named executive officers.	For	Issuer	For	With

GENWORTH FINANCIAL, INC.

Ticker Symbol:GNW	Cusip Number:37247D106
Record Date: 4/6/2023	Meeting Date: 5/18/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect nine directors.	For	Issuer	For	With
2.	Approve executive compensation on an advisory basis.	Against	Issuer	For	Against
3.	Approve the frequency of future executive compensation votes.	For	Issuer	For	With
4.	Approve KPMG LLP as auditor.	For	Issuer	For	With

GRAFTECH INTERNATIONAL LTD.

Ticker Symbol:EAF	Cusip Number:384313508
Record Date: 3/14/2023	Meeting Date: 5/10/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect four directors.	For	Issuer	For	With
2.	Ratify the selection of Deloitte & Touche LLP. as auditor.	For	Issuer	For	With
3.	Approve named executive officer compensation.	For	Issuer	For	With

HANESBRANDS INC.

Ticker Symbol:HBI	Cusip Number:410345102
Record Date: 2/12/2023	Meeting Date: 4/24/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect ten directors.	For	Issuer	For	With
2.	Ratify the selection of PricewaterhouseCoopers as Auditor.	For	Issuer	For	With
3.	Approve executive compensation.	Against	Issuer	For	Against
4.	Approve frequency of executive compensation vote.	For	Issuer	For	With
5.	Approve amendment to the 2020 Omnibus incentive plan.	For	Issuer	For	With

HILL INTERNATIONAL, INC.

Ticker Symbol:HIL	Cusip Number:431466101
Record Date: 4/22/2022	Meeting Date: 7/6/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect three directors.	For	Issuer	For	With
2.	Approve amended Certificate of incorporation to declassify the board.	For	Issuer	For	With
3.	Approve executive officer compensation.	For	Issuer	For	With
4.	Ratify Grant Thornton LLP. as Auditor.	For	Issuer	For	With

HILLMAN SOLUTIONS CORP.

Ticker Symbol:HLMN	Cusip Number:431636109
Record Date: 4/10/2023	Meeting Date: 5/31/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect three directors.	For	Issuer	For	With
2.	Approve (Non-binding) compensation of named executive officers.	For	Issuer	For	With
3.	Ratify Deloitte & Touche as Auditor.	For	Issuer	For	With

INFINERA CORPORATION

Ticker Symbol:INFN	Cusip Number:45667G103
Record Date: 3/21/2023	Meeting Date: 5/18/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect three (Class I) directors.	For	Issuer	For	With
2.	Approve amendment to the 2016 equity incentive plan.	For	Issuer	For	With
3.	Approve compensation of named executive officers.	Against	Issuer	For	Against
4.	Approve 1 year frequency of shareholder vote on executive compensation.	For	Issuer	For	With
5.	Ratify the appointment of Ernst & Young LLP as auditor.	For	Issuer	For	With

JBG SMITH PROPERTIES

Ticker Symbol:JBGS	Cusip Number:46590V100
Record Date: 3/22/2023	Meeting Date: 5/4/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect ten Trustees.	For	Issuer	For	With
2.	Approve on an advisory basis, compensation of the company's named executive officers.	Against	Issuer	For	Against
3.	Ratify the appointment of Deloitte & Touche LLP as auditor.	For	Issuer	For	With
4.	To transact other business that may properly come before the annual meeting and any adjournments or postponements thereof.	For	Issuer	For	With

KNOWLES CORPORATION

Ticker Symbol:KN	Cusip Number:49926D109
Record Date: 3/10/2023	Meeting Date: 5/2/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect nine directors.	For	Issuer	For	With
2.	PricewaterhouseCoopers LLP as independent auditor.	For	Issuer	For	With
3.	Approve executive compensation.	For	Issuer	For	With

KYNDRYL HOLDINGS, INC.

Ticker Symbol:KD	Cusip Number:50155Q100
Record Date: 5/26/2022	Meeting Date: 7/28/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect three Class I directors for 3-year terms.	For	Issuer	For	With
2.	Approve executive compensation (Non-binding).	For	Issuer	For	With
3.	Approve frequency of future advisory votes on executive compensation.	For	Issuer	For	With
4.	Approve 2021 long-term performance plan.	For	Issuer	For	With
5.	Ratify PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With

LSI INDUSTRIES INC.

Ticker Symbol:LYTS	Cusip Number:50216C108
Record Date: 9/6/2022	Meeting Date: 11/1/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect seven directors.	For	Issuer	For	With
2.	Ratify Grant Thornton LLP as auditor.	For	Issuer	For	With
3.	Advisory vote on the company's executive compensation.	For	Issuer	For	With
4.	Increase authorized stock by 10 million shares.	For	Issuer	For	With
5.	Approve amended restated 2019 0mnibus stock purchase plan.	For	Issuer	For	With

LSI INDUSTRIES INC.

Ticker Symbol:LYTS	Cusip Number:50216C108
Record Date: 9/6/2022	Meeting Date: 11/1/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect seven directors.	For	Issuer	For	With
2.	Ratify Grant Thornton LLP as auditor.	For	Issuer	For	With
3.	Advisory vote on the company's executive compensation.	For	Issuer	For	With
4.	Increase authorized stock by 10 million shares.	For	Issuer	For	With
5.	Approve amended restated 2019 0mnibus stock purchase plan.	For	Issuer	For	With

MANITEX INTERNATIONAL, INC.

Ticker Symbol:MNTX	Cusip Number:563420108
Record Date: 4/3/2023	Meeting Date: 6/1/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect six directors.	For	Issuer	For	With
2.	Ratify the appointment of Grant Thornton LLP as auditor.	For	Issuer	For	With
3.	Advisory vote to approve compensation of named executive officers.	For	Issuer	For	With
4.	Approve amendment to 2019 equity incentive plan.	For	Issuer	For	With

MATRIX SERVICE COMPANY

Ticker Symbol:MTRX	Cusip Number:576853105
Record Date: 10/13/2022	Meeting Date: 12/5/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect seven directors.	For	Issuer	For	With
2.	Ratify Deloitte & Touche LLP as auditor.	For	Issuer	For	With
3.	Conduct advisory vote on executive compensation.	For	Issuer	For	With
4.	Amend the 2020 stock and incentive compensation plan.	For	Issuer	For	With
5.	Amend and restate the certificate of incorporation to reflect changes in Delaware law.	For	Issuer	For	With

MGIC INVESTMENT CORPORATION

Ticker Symbol:MTG	Cusip Number:552848103
Record Date: 3/10/2023	Meeting Date: 4/27/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect twelve directors.	For	Issuer	For	With
2.	Advisory vote to approve named officer compensation.	Against	Issuer	For	Against
3.	1 yr frequency of Advisory vote.	For	Issuer	For	With
4.	Ratify the appointment of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With

NATIONAL WESTERN LIFE GROUP, INC.

Ticker Symbol:NWLI	Cusip Number:638517102
Record Date: 4/7/2023	Meeting Date: 5/24/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect three directors.	Against	Issuer	For	Against
2.	Ratify the appointment of Forvis, LLP as auditor.	For	Issuer	For	With
3.	Approve executive compensation.	Against	Issuer	For	Against
4.	Approve 3yr frequency of executive compensation vote.	Against	Issuer	For	Against

ORTHOFIX INTERNATIONAL N.V.

Ticker Symbol:OFIX	Cusip Number:N6748L102
Record Date: 4/25/2023	Meeting Date: 6/19/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 9 Directors.	For	Issuer	For	With
2	Advisory vote on compensation of named executive officers.	For	Issuer	For	With
3	Ratify the selection of Ernst & Young LLP as Auditor.	For	Issuer	For	With
4	Approve amended and restated certificate of incorporation.	For	Issuer	For	With
5.	Approve amended certificate of incorporation reflecting changes to Delaware laws.	For	Issuer	For	With
6.	Approve an Amended and Restated Certificate of Incorporation, including a proposal regarding the addition of forum selection provisions.	For	Issuer	For	With
7.	Approve amended restated 2012 long-term incentive plan.	For	Issuer	For	With
8.	Approval of Amendment No. 3 to the Second Amended and Restated Stock Purchase Plan.	For	Issuer	For	With
9.	Approve the frequency of non-binding votes on executive officer compensation.	For	Issuer	For	With

OWENS-ILLINOIS, INC.

Ticker Symbol:OI	Cusip Number:690768403
Record Date: 3/14/2023	Meeting Date: 5/9/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect ten directors.	For	Issuer	For	With
2.	Ratify the appointment of Ernst & Young LLP as auditor.	For	Issuer	For	With
3.	Approve incentive compensation.	For	Issuer	For	With
4.	Advisory vote on named executive officer compensation.	Against	Issuer	For	Against
5.	Approve 1yr frequency of vote on executive compensation.	For	Issuer	For	With

PACTIV EVERGREEN INC.

Ticker Symbol:PTVE	Cusip Number:6952K105
Record Date: 4/10/2023	Meeting Date: 6/7/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect six directors.	For	Issuer	For	With
2.	Ratify PriceWaterhouseCoopers LLP as auditor.	For	Issuer	For	With
3.	Approve a non-binding advisory resolution approving named executive officer compensation.	For	Issuer	For	With

PHOTRONICS, INC.

Ticker Symbol:PLAB	Cusip Number:719405102
Record Date: 2/6/2023	Meeting Date: 3/16/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect eight directors.	For	Issuer	For	With
2.	Ratify the selection of Deloitte & Touche LLP as auditor.	For	Issuer	For	With
3.	Approve frequency of non-binding votes on executive compensation.)	For	Issuer	For	With
4.	Approve Executive Compensation (Non-binding).	For	Issuer	For	With

PURE CYCLE CORPORATION

Ticker Symbol:PCYO	Cusip Number:746228303
Record Date: 11/18/2022	Meeting Date: 1/11/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect seven directors.	For	Issuer	For	With
2.	Ratify Forvis LLP, as auditor.	For	Issuer	For	With
3.	Advisory approval of named executive officer compensation.	For	Issuer	For	With
4.	Transact other business that may properly come before the meeting.	For	Issuer	For	With

SANMINA CORPORATION

Ticker Symbol:SANM	Cusip Number:801056102
Record Date: 1/20/2023	Meeting Date: 3/14/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect eight directors.	For	Issuer	For	With
2.	Ratify the appointment of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With
3.	Approve, on an advisory (non-binding) basis, executive officer compensation.	Against	Issuer	For	Against
4.	Approve amendment to the 2019 Equity Incentive Plan.	For	Issuer	For	With

SEABOARD CORPORATION

Ticker Symbol:SEB	Cusip Number:811543107
Record Date: 3/1/2023	Meeting Date: 4/24/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect five directors.	For	Issuer	For	With
2.	Approve executive compensation.	For	Issuer	For	With
3.	Approve frequency of executive compensation vote.	For	Issuer	For	With
4.	Ratify the appointment of KPMG LLP as auditor.	For	Issuer	For	With

SIRIUSPOINT LTD

Ticker Symbol:SPNT	Cusip Number:G8192H106
Record Date: 4/1/2023	Meeting Date: 6/1/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect two directors.	For	Issuer	For	With
2.	Approve non binding advisory vote on executive compensation.	Against	Issuer	For	Against
3.	Approve 2023 Omnibus Incentive Plan.	For	Issuer	For	With
4.	Approve the appointment of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With

TETRA TECHNOLOGIES, INC.

Ticker Symbol:TTI	Cusip Number:88162F105
Record Date: 3/4/2023	Meeting Date: 5/24/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect eight directors.	For	Issuer	For	With
10.	Approve the appointment of Grant Thornton LLP as Auditor.	For	Issuer	For	With
2.	Approve, on an advisory basis, named executive officer compensation.	For	Issuer	For	With
3.	Approve, frequency of advisory vote.	For	Issuer	For	With
4.	Approve equity plan.	For	Issuer	For	With
5.	Approve amended certificate of incorporation.	For	Issuer	For	With
6.	Approve amendments to Certificate of Incorporation to reflect changes in Delaware Law.	For	Issuer	For	With
7.	Approve of amendment to restated certificate to create a stockholder right to call a special meeting.	For	Issuer	For	With
8.	Approve administrative changes to Restated Certificate of Incorporation	For	Issuer	For	With
9.	Ratify tax benefits preservation plan.	For	Issuer	For	With

TIPTREE INC.

Ticker Symbol:TIPT	Cusip Number:88822Q103
Record Date: 4/12/2023	Meeting Date: 6/5/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect three directors (Class III).	For	Issuer	For	With
2.	Ratify the selection of Deloitte & Touche LLP as auditor.	For	Issuer	For	With
3.	Approve in advisory vote executive officer compensation.	Against	Issuer	For	Against
4.	Approve 3 yr frequency of advisory vote on executive officer compensation.	Against	Issuer	For	Against

TRONOX HOLDINGS PLC

Ticker Symbol:TROX	Cusip Number:G9087Q102
Record Date: 4/1/2023	Meeting Date: 5/3/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect 10 directors.	For	Issuer	For	With
10.	Authorize board to allot shares without rights of pre-emption.	For	Issuer	For	With
11.	Approve forms of share repurchase contracts and repurchase counterparties.	For	Issuer	For	With
2.	Approve executive compensation.	For	Issuer	For	With
3.	Ratify the appointment of Pricewaterhouse Coopers LLP	For	Issuer	For	With
4.	Receipt of U.K. annual report for FY 2022.	For	Issuer	For	With
5.	Approve U.K. Directors remuneration.	For	Issuer	For	With
6.	Non-binding approval of UK directors compensation.	For	Issuer	For	With
7.	Re-Appoint PWC LLP as U.K. auditor for 2023.	For	Issuer	For	With
8.	Authorize Audit committee to fix auditor remuneration.	For	Issuer	For	With
9.	Authorize board to allot shares.	For	Issuer	For	With

TRUSTCO BANK CORP NY

Ticker Symbol:TRST	Cusip Number:898349105
Record Date: 4/10/2023	Meeting Date: 5/18/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect ten directors.	For	Issuer	For	With
2.	Approve restated equity incentive plan.	For	Issuer	For	With
3.	Approve executive compensation (non-Binding).	Against	Issuer	For	Against
4.	Approve frequency of shareholder vote on executive compensation.	For	Issuer	For	With

UNIFI, INC.

Ticker Symbol:UFI	Cusip Number:9046772003
Record Date: 9/6/2022	Meeting Date: 11/2/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect nine directors.	For	Issuer	For	With
2.	Approve, on an advisory basis, Executive compensation.	For	Issuer	For	With
3.	Ratify the appointment of KPMG LLP as auditor.	For	Issuer	For	With
4.	Transact such other business that may properly come before the annual meeting or any adjournment or postponements thereof.	For	Issuer	For	With

UNISYS CORPORATION

Ticker Symbol:UIS	Cusip Number:909214306
Record Date: 3/7/2023	Meeting Date: 5/5/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect eleven directors.	For	Issuer	For	With
2.	Advisory vote approving executive compensation.	Against	Issuer	For	Against
3.	Frequency of vote.	For	Issuer	For	With
4.	Ratify the selection of Grant Thorton LLP as auditor.	For	Issuer	For	With
5.	Approve 2023 Long term incentive plan.	For	Issuer	For	With

VIRTU FINANCIAL INC.

Ticker Symbol:VIRT	Cusip Number:928254101
Record Date: 5/1/2023	Meeting Date: 6/13/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect three directors.	For	Issuer	For	With
2.	Advisory vote on Executive officer compensation.	Against	Issuer	For	Against
3.	Ratify the appoinment of PricewaterhouseCoopers LLP	For	Issuer	For	With
4.	Approve Certificate of Incorporation amendment to reflect new Delaware law provision.	For	Issuer	For	With

WOLVERINE WORLD WIDE, INC.

Ticker Symbol:WWW	Cusip Number:978097103
Record Date: 3/6/2023	Meeting Date: 5/3/2023
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect three directors.	For	Issuer	For	With
2.	Approve named executive officers compensation on an advisory basis.	Against	Issuer	For	Against
3.	Approve frequency of vote on executive compensation.	For	Issuer	For	With
4.	Ratify the appointment of Ernst & Young LLP as auditor.	For	Issuer	For	With
5.	Approve amended and restated 2016 stock incentive plan.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

* Gregory A. Roeder

President

By /s/Matthew Reiner

* Matthew Reiner

Treasurer and Principal Financial Officer

Date: August 22, 2023

*Print the name and title of each signing officer under his or her signature.